Digital Assets - Schedule of Movement for Digital Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
BTC [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance		$ 125,048	$ 43,896
Digital assets received from customers for products and services		244,973	123,345
Digital assets from borrowings
Digital assets pledged to lender or supplier			(60,629)
Digital assets pledged from customers			21,669
Revenue generated from Bitcoin self-mining operation		63,087	157,511
Converted to other digital assets or fiat cash, net		(110,364)	(67,710)
Costs and expenses (paid)/prepaid in digital assets		(198,088)	(169,506)
Repayment of long-term loans and long-term payables
Purchase of mining equipment			(6,897)
Changes in digital asset collaterals	[1]	19,456
Changes in fair value of digital assets		(8,569)	76,933
Cumulative effect of the adoption of ASU 2023-08			6,436
Ending balance		135,543	125,048
USDT and USDC [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance		4,817	61
Digital assets received from customers for products and services		199,976	114,363
Digital assets from borrowings			34,950
Digital assets pledged to lender or supplier
Digital assets pledged from customers
Revenue generated from Bitcoin self-mining operation
Converted to other digital assets or fiat cash, net		1,411	(100,077)
Costs and expenses (paid)/prepaid in digital assets		(156,221)	(44,480)
Repayment of long-term loans and long-term payables		(26,937)
Purchase of mining equipment		(10,100)
Changes in digital asset collaterals	[1]
Changes in fair value of digital assets
Cumulative effect of the adoption of ASU 2023-08
Ending balance		12,946	4,817
Others [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance		75	21
Digital assets received from customers for products and services		29	223
Digital assets from borrowings
Digital assets pledged to lender or supplier
Digital assets pledged from customers
Revenue generated from Bitcoin self-mining operation
Converted to other digital assets or fiat cash, net		818	(183)
Costs and expenses (paid)/prepaid in digital assets		2	14
Repayment of long-term loans and long-term payables
Purchase of mining equipment
Changes in digital asset collaterals	[1]
Changes in fair value of digital assets		(124)
Cumulative effect of the adoption of ASU 2023-08
Ending balance		800	75
Digital Assets [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance		129,940	43,978
Digital assets received from customers for products and services		444,978	237,931
Digital assets from borrowings			34,950
Digital assets pledged to lender or supplier			(60,629)
Digital assets pledged from customers			21,669
Revenue generated from Bitcoin self-mining operation		63,087	157,511
Converted to other digital assets or fiat cash, net		(108,135)	(167,970)
Costs and expenses (paid)/prepaid in digital assets		(354,307)	(213,972)
Repayment of long-term loans and long-term payables		(26,937)
Purchase of mining equipment		(10,100)	(6,897)
Changes in digital asset collaterals	[1]	19,456
Changes in fair value of digital assets		(8,693)	76,933
Cumulative effect of the adoption of ASU 2023-08			6,436
Ending balance		149,289	129,940
Revision of Prior Period, Adjustment [Member] | BTC [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance		50,332
Ending balance			50,332
Revision of Prior Period, Adjustment [Member] | USDT and USDC [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance		61
Ending balance			61
Revision of Prior Period, Adjustment [Member] | Others [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance		21
Ending balance			21
Revision of Prior Period, Adjustment [Member] | Digital Assets [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance		$ 50,414
Ending balance			$ 50,414

[1]	The changes in digital asset collaterals include the fair value changes between the settlement value and original costs of the BTC collaterals.